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AMERICAN
 EXPRESS(R) (logo)
    Financial
    Direct

Strategist World Fund, Inc.

1999 Annual Report


Strategist Emerging Markets Fund

Strategist World Growth Fund

Strategist World Income Fund

This wrapper includes a prospectus that describes in detail the Fund's objectives, investment strategies, risks, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

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Table of Contents

From the Portfolio Managers                                                2
The Funds' Long-term Performance                                           8
Independent Auditors' Report (Strategist World Fund, Inc.)                13
Financial Statements (Strategist World Fund, Inc.)                        14
Notes to Financial Statements (Strategist World Fund, Inc.)               19
Federal Income Tax Information (Strategist World Fund, Inc.)              27
Independent Auditors' Report (Emerging Markets Portfolio)                 29
Financial Statements (Emerging Markets Portfolio)                         30
Notes to Financial Statements (Emerging Markets Portfolio)                33
Investments in Securities (Emerging Markets Portfolio)                    38
Independent Auditors' Report (World Growth Portfolio)                     46
Financial Statements (World Growth Portfolio)                             47
Notes to Financial Statements (World Growth Portfolio)                    50
Investments in Securities (World Growth Portfolio)                        55
Independent Auditors' Report (World Income Portfolio)                     64
Financial Statements (World Income Portfolio)                             65
Notes to Financial Statements (World Income Portfolio)                    68
Investments in Securities (World Income Portfolio)                        73

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(picture of) Ian King
Ian King
Portfolio manager

From the Portfolio Manager

Strategist Emerging Markets Fund

Rebounds in the stock markets of several smaller countries set the stage for an exceptionally strong period for Strategist Emerging Markets Fund. During the past fiscal year -- November 1998 through October 1999 -- the Fund generated a gain of 45.99%.

The period began with the emerging markets trying to recover from the devastation of a second bout of the so-called "Asian flu," the financial plague that resurfaced in the summer and early fall of 1998 and sent many foreign stock markets into a virtual free-fall. But, thanks in large part to three reductions in short-term interest rates by the Federal Reserve in the U.S., enough optimism returned to the emerging markets that the Fund was able to enjoy a substantial advance in November.

Following a lackluster winter, the markets re-gained their positive momentum. Taking support from a rebound in commodity prices, particularly oil, as well as surging stock markets in the U.S. and, to a lesser degree, Europe, the advance quickly turned into a spectacular rally that produced double-digit returns in both March and April.

From that point, gains were tougher to come by, as rising interest rates and fear of potentially higher inflation in the U.S. kept the markets off balance much of the time. Still, thanks to sharp advances in June and October, the Fund managed to gain some ground over the final six months of the period.

A VARIETY OF WINNERS

Among the biggest contributions to performance during the year were Turkey, Mexico, South Korea, Thailand and Greece, each of which was well-represented in the Fund's portfolio. Investments in other markets made positive contributions as well, including Brazil, South Africa and Taiwan. The great majority of the assets was invested in emerging markets, with the modest remainder in cash and U.S. stocks.

STRATEGIST WORLD FUND, INC.

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As for changes to the portfolio,  I  substantially  reduced the cash reserves at the outset of the fiscal year and put the extra funds to work in stocks. This strategy worked to the Fund's advantage over the ensuing months, when many emerging markets rallied. Late in the period, I began shifting more money into Taiwan and Brazil, where I expect stocks will benefit from healthier investment environments.

I also expect emerging markets as a whole to continue to experience considerable volatility in the new fiscal year. But underlying the ups and downs will be, I think, a positive undercurrent of economic improvement. Add to that the potential for a weaker dollar (which would enhance returns from investments in foreign markets), and I would say investors have reason to hold to an optimistic view.

Ian King


                                                            ANNUAL REPORT - 1999

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(picture of) John O'Brien
John O'Brien
Portfolio manager

From the Portfolio Manager

Strategist World Growth Fund

A calmer global investment environment and healthy stock markets in Europe and the United States set the stage for a substantial gain by Strategist World Growth Fund during the past fiscal year. For the 12 months -- November 1998 through October 1999 -- the Fund generated a total return of 23.09%.

Showing few ill effects from the global financial turmoil that had hit just a few months earlier, stocks were already on the move in most major markets when the period began last year. Supported by continued low inflation and reductions in short-term interest rates in the U.S. and Europe, stocks gained ground through January. After retreating moderately in February in the face of rising long-term interest rates in the U.S., markets moved forward again in March and April.

The ensuing months proved to be more difficult, however, especially in the U.S., where increased concerns about potentially higher inflation and the Federal Reserve's willingness to raise short-term interest rates often kept stocks off balance. European markets fared somewhat better, but were still hampered by the uncertainty in the U.S. Still, the fiscal year ended on a sharply positive note, thanks mainly to a U.S.-led rebound in October.

ANTICIPATING IMPROVEMENT

As for the Fund, at the outset of the period I began reducing the level of cash reserves in the portfolio to take advantage of what I expected would be an improving investment environment. I put the extra funds to work in stocks, which enhanced the Fund's overall performance for the year.

I kept most of the portfolio invested in Europe, chiefly in the United Kingdom, France, Italy, Germany and the Netherlands. That strategy stemmed from the relationship of potential corporate earnings growth to the level of stock prices in Europe, which appeared more attractive compared with other regions. The U.S. market, which outperformed Europe for the 12 months, comprised the next-largest investment exposure.

STRATEGIST WORLD FUND, INC.

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I avoided Japan for the first half of the year. This proved to be a mistake,  as that market and the yen rallied strongly. (Europe, on the other hand, was basically flat during that time, while the euro, the new European currency, slumped, hurting the Fund's performance.) As the period progressed, I shifted some money into Japanese stocks. Among the emerging markets, I kept a small exposure to Hong Kong and Singapore.

Looking forward, I remain optimistic about the potential for the Fund. Growth stocks, the focus of the Fund, are back in favor in the U.S. and Europe; the euro appears poised to continue its rebound; and Japan's recent improvement seems likely to be sustained. Therefore, barring a major change in the investment environment, I think the odds favor positive performance in the year ahead.

John O'Brien


                                                            ANNUAL REPORT - 1999

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(picture of) Ray Goodner
Ray Goodner
Portfolio manager

From the Portfolio Manager

Strategist World Income Fund

On the whole, it was a difficult environment for bonds over the past 12 months, as a rebound in the emerging markets was offset by poor results in most major bond markets. Strategist World Income Fund's performance reflected the conditions, as shares experienced a total-return loss of 0.33% for the fiscal year -- November 1998 through October 1999.

The period got off to a good start, as falling interest rates in the U.S. and Europe provided a boost for bond prices. The biggest beneficiaries of the positive trend, though, were the smaller, or emerging, markets of Latin America and Southeast Asia, which had been pummeled in previous months by a second bout of the financial malady that came to be known as the "Asian flu." The upturn in the emerging markets continued through most of the period, making them the best-performing segment of the global bond market for the 12 months. While they made up a relatively small portion of the portfolio, their strong gains had a distinctly positive effect on Fund performance.

U.S. RATES REVERSE DIRECTION

Here at home, government bonds experienced two very different environments. With interest rates following an overall downward path through January, Treasury bonds, a substantial area of investment for the Fund, rallied nicely. But from that point, the environment turned negative, as higher interest rates and concerns about potentially higher inflation in the U.S. took a heavy toll on the market.

In Europe, sluggish economies prompted monetary authorities to lower interest rates early in the period, which in turn helped bond prices. From then on, though, bonds largely struggled, and generally weak currencies, especially the new euro, reduced the ultimate return. To mitigate the effect of the currency trend, I emphasized U.S. dollar-denominated bonds and euro-denominated bonds hedged back into dollars. I also tilted investments toward countries not linked to the euro, principally the United Kingdom and Scandinavia, which experienced better relative performance thanks to stronger currencies.


STRATEGIST WORLD FUND, INC.

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Looking at changes to the portfolio, I reduced the portfolio's duration early in the period to lessen the sensitivity of the portfolio to changes in interest rates. Ultimately, this "defensive" strategy cushioned the Fund's net asset value against the negative effect of rising rates. About mid-period, I added a bit to holdings in Europe to take advantage of lower bond prices and also removed the currency hedges in anticipation of a weakening dollar. Later in the period, I sold holdings in emerging markets given that prices there had risen so dramatically.

As the new fiscal year begins, I think the worst has passed for global bond markets. While we may not see strong rallies in the U.S. and Europe, a continuation of generally tame inflation should allow those markets to enjoy better relative performance. Beyond that, an improvement in the strength of the euro and yen appears likely, which would enhance returns from international holdings.

Ray Goodner


                                                            ANNUAL REPORT - 1999

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The Fund's Long-term Performance

How $10,000 has grown in Strategist Emerging Markets Fund

$20,000


                                                        X  $10,077
                                                           Strategist Emerging
                                                           Markets Fund
$10,000
                           X  Lipper Emerging Markets
                              Fund Index

                                                 X  MSCI Emerging Markets
                                                    Free Index

12/1/96           10\97            10\98             10\99

Average annual total return (as of Oct. 31, 1999)

                                             1 year       Since inception*

                                             +45.99%           +0.26%

*Inception date was Nov. 13, 1996.

Assumes: Holding period from 12/1/96 to 10/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $1,259. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Morgan Stanley Capital International
(MSCI)Emerging Markets Free Index and the Lipper Emerging Markets Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

MSCI Emerging Markets Free Index, is an unmanaged market capitalization-weighted index made up of 26 emerging market countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Emerging Markets Fund Index, published by Lipper Analytical Services, Inc. includes 31 funds that are generally similar to the Fund, although some may have somewhat different investment policies or objectives.


STRATEGIST WORLD FUND, INC.

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The Fund's Long-term Performance

How $10,000 has grown in Strategist World Growth Fund

$20,000


                                                       X  $14,469
                                                          Strategist World
                                                          Growth Fund

                                                X  MSCI All Country
                                                   World Free Index

                                   X  Lipper International
                                      Fund Index
$10,000


6/1/96        10/96        10/97        10/98        10/99

Average annual total return (as of Oct. 31, 1999)

                                   1 year         5 years      Since inception*

                                   +23.09%        +10.11%           +9.63%

*Inception date was May 29, 1990.

Assumes: Holding period from 6/1/96 to 10/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $101. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Morgan Stanley Capital International
(MSCI) All Country World Free Index and the Lipper International Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On May 13, 1996, AXP Global Growth Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to World Growth Portfolio. The performance information represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

MSCI All Country World Free Index, is an unmanaged index reflecting securities markets of 47 countries, including Canada, the United States and 26 emerging market countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper International Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some may have somewhat different investment policies or objectives.

STRATEGIST WORLD FUND, INC.

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The Fund's Long-term Performance

How $10,000 has grown in Strategist World Income Fund

$20,000

                                                 X  Salomon Smith Barney
                                                    World Gov't Bond Index

$10,000                              X  Lipper Global Income
                                        Fund Index
                                                        X  $11,523
                                                           Strategist World
                                                           Income Fund

6/1/96        10/96        10/97        10/98        10/99

Average annual total return (as of Oct. 31, 1999)

                                1 year            5 years          10 years

                                -0.33%            +5.98%            +8.30%

Assumes: Holding period from 6/1/96 to 10/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $1,523. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Salomon Smith Barney World Government Bond Index and the Lipper Global Income Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On May 13, 1996, AXP Global Bond Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to World Income Portfolio. The performance information represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

Salomon Smith Barney World Government Bond Index is an unmanaged market-capitalization weighted benchmark that tracks the performance of the 17 government bond markets around the world. It is widely recognized by investors as a measurement index for portfolios of world government bond securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions and other fees.

Lipper Global Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to World Income Portfolio, although some funds in the index may have somewhat different policies or objectives.


STRATEGIST WORLD FUND, INC.

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The  Financial   statements   contained  in   Post-Effective   Amendment  #8  to
Registration Statement No. 33-63951 filed on or about December 27, 1999, are incorporated herein by reference.

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Federal Income Tax Information
(Unaudited)

The Funds are required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Strategist World Growth Fund

Fiscal year ended Oct. 31, 1999

Income distribution taxable as dividend income, 10.85% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 23, 1998                                 $0.07983

Capital gains distribution taxable as long-term capital gains.

Payable date                                 Per share

Dec. 23, 1998                                 $0.29117

Total distributions                           $0.37100

The distribution of $0.37100 per share, payable Dec. 23, 1998 consisted of $0.02133 derived from net investment income, $0.05850 from net short-term capital gains (a total of $0.07983 taxable as dividend income) and $0.29117 from long-term capital gains.

Strategist World Income Fund

Fiscal year ended Oct. 31, 1999

Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                  0.08213

March 24, 1999                                 0.09377

June 23, 1999                                  0.05876

Sept. 22, 1999                                 0.05961

Total distributions                           $0.29427

Capital gains distribution taxable as long-term capital gains.

Payable date                                 Per share

Dec. 22, 1998                                 $0.01991

Total distributions                           $0.31418

STRATEGIST WORLD FUND, INC.

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American Express Financial Advisors Inc., Distributor

S-6138 E (12/99)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.